Related parties (Detail 2) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Disclosure of transactions between related parties [line items]
Key management personnel compensation, short-term employee benefits	$ 1,655	$ 4,847	$ 3,304	$ 9,233
Key management personnel compensation, share-based payment	4,057	902	7,760	2,114
Key management personnel compensation	$ 5,712	$ 5,749	$ 11,064	$ 11,347